Note 35 - Derivatives - Value of Derivatives held as Net Investment Hedges (Detail) - Derivatives Held as Net Investment Hedges [Member] - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Value of Derivatives held as Net Investment Hedges [Line Items]
Assets		€ 189	€ 736
Liabilities		1,595	157
Nominal amount		45,517	42,751
Fair value changes used for hedge effectiveness		(2,442)	317
Fair value changes recognised in Equity	[1]	(2,384)	(169)
Hedge ineffectiveness		€ (81)	€ (138)

[1]	Reported in equity refers to accumulated other comprehensive income as presented in the Consolidated Balance Sheet.